Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related Party Transactions

The Company analyzed its transactions with related parties for the three months ended March 31, 2022 and 2021, and determined it had the following material transactions.

Syncona

On March 10, 2022, the Company entered into a purchase agreement with its majority shareholder, Syncona Portfolio Limited, a subsidiary of Syncona Limited, and certain other existing shareholders providing for the issuance and sale by the Company of $26.1 million of the Company’s ADSs at a price of $1.05 per ADS, in a registered direct offering. The offering closed on March 15, 2022. The Company received net proceeds of approximately $24.2 million from the offering, after deducting offering expenses payable by the Company.

Gyroscope Therapeutics Limited

In April 2020, the Company entered into an exclusive patent and know-how license agreement with Gyroscope Therapeutics Limited (“Gyroscope”), a company controlled at the time by Syncona Partners LLP,

Syncona Limited and their affiliates. Under the terms of the agreement, Gyroscope grants the Company an exclusive license under certain patent rights to develop and commercialize certain liver-directed AAV gene therapies delivered by certain direct or peripheral means and a non-exclusive license to certain know-how, and the Company grants Gyroscope a non-exclusive license to certain know-how. The Company was required to make an upfront payment to Gyroscope of £0.2 million, or $0.3 million, and may be required to make up to £5.6 million, or $7.3 million, in development and regulatory milestone payments, and pay Gyroscope a mid-single-digit percentage royalty on net sales of licensed products on a product-by-product and country-by-country basis, until the expiration of the last valid licensed patent claim covering such product in such country. In December 2021, Novartis AG announced that it had entered into a definitive agreement to acquire all of the outstanding share capital of Gyroscope and completed the acquisition as of March 31, 2022. As a result, Gyroscope is no longer a related party of the Company.